                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
-------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   6/30/04

Item 1.  Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity and Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2004.

       This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/04

                            A SHARES             B SHARES             C SHARES             R SHARES
                         since 8/03/60        since 5/01/92        since 7/06/93        since 10/01/02
---------------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES    W/O SALES   W/SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGES

Since Inception         11.11%     10.95%    11.91%     11.91%    11.37%     11.37%    16.18%      16.18%

10-year                 12.92      12.25     12.37      12.37     12.08      12.08        --          --

5-year                   6.89       5.63      6.05       5.82      6.12       6.12        --          --

1-year                  14.29       7.69     13.54       8.54     13.49      12.49     14.12       14.12

6 months                 2.72      -3.17      2.37      -2.63      2.36       1.36      2.58        2.58
---------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for class R Shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Value Index is generally representative of the U.S. market for large-capitalization value stocks. The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

Van Kampen Equity and Income Fund is managed by the Adviser's Equity Income and Taxable Fixed-Income teams.(1) Current members of the Equity Income team include James A. Gilligan, Managing Director of the Adviser; James O. Roeder, Executive Director of the Adviser; Thomas Bastian, Vice President of the Adviser; Sergio Marcheli, Vice President of the Adviser; and Vincent E. Vizachero, Senior Associate of the Adviser.

MARKET CONDITIONS

During the six-month reporting period, the stock market posted a modest gain. Evidence of a moderately growing economy and improved corporate earnings supported a market rebound that began in March 2003 and continued through early 2004. However, despite the end of major combat in Iraq, ongoing terrorist activity and uncertainty about the June 30 transfer of sovereignty contributed to volatility in the stock market. The lack of clear indication as to how terrorism would be contained somewhat dampened investors' optimism.

Anticipation of rising interest rates further stalled the stock market's upward momentum. The bond market also registered dismay over the future direction of rates, as bond prices fell across the board. While the Federal Reserve Board (the Fed) indicated that any rate increases would be "measured," investors remained skeptical. Against a backdrop of high oil prices and robust consumer spending, investors were concerned that a rapid rise in inflation would force the Fed to act more aggressively to control inflation. Unsurprising to the markets, the Fed raised its federal funds rate a quarter point to 1.25 percent at its June 30, 2004, meeting.

In this environment, value-style stocks such as those in which the fund invests modestly outperformed growth stocks. We note that the market's rally has meant shrinking opportunities to add stocks to the portfolio. As stock prices rose and valuations became more extended, we found fewer stocks meeting our valuation criteria. Although the market's advance slowed somewhat during the period, attractively valued stocks continued to be elusive.

PERFORMANCE ANALYSIS

Van Kampen Equity and Income Fund returned 2.72 percent (Class A shares unadjusted for sales charge) for the six-month period ended June 30, 2004. The

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING JUNE 30, 2004

---------------------------------------------------------------------------------------
                                              RUSSELL 1000(R)   STANDARD & POOR'S
      CLASS A   CLASS B   CLASS C   CLASS R     VALUE INDEX         500 INDEX

       2.72%     2.37%     2.36%     2.58%         3.94%              3.44%
---------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

(1)Current members may change at any time without notice.

fund's benchmark indexes, the Russell 1000 Value Index and the S&P 500 Index returned 3.94 percent and 3.44 percent, respectively, for the same period.

The fund lost the most ground in some of its health-care holdings. Bristol-Myers Squibb suffered when a proposed drug-reimportation bill spurred fears that drug companies would have to reduce prices--at the expense of their research-and-development budgets--in order to compete. Investors worried that, with fewer new drugs in the pipeline, companies would lose revenues over the long term. However, we believed the negative sentiment to be overblown, and continued to maintain the fund's position in Bristol-Myers. On the other hand, several fundamental problems overwhelmed hospital operator Tenet Healthcare. Tenet's management continued to guide its earnings downward, and announced that cleaning up its accounting issues would take longer than expected and would require the sale of some of its hospital assets. The stock was sold at a loss.

Industrials stocks, especially transportation names, also hurt the fund's overall performance. High fuel costs raised the cost of transportation, crimping profit margins at companies such as railroad-operator Union Pacific, in which the fund held a position.

The basic-materials group was another area of weakness for the fund during this reporting period. After strong performance spanning several years, metals and mining securities sold off when commodity prices of precious metals dropped. A rising U.S. dollar caused investors to rotate away from gold and other metals, which hurt the fund's positions in Newmont Mining and Phelps Dodge.

On the other hand, the fund benefited from strong performance from many of its holdings. The fund's consumer discretionary securities, particularly hotel-and-leisure-related companies, were the best-performing group during the six-month period. The economic recovery helped renew vigor in the travel industry, especially business travel. The fund's position in Starwood Hotels, which owns and operates the Sheraton, Westin, and W hotel chains, performed well as a result.

Financials also contributed to the fund's six-month gain. The names that fit our investment criteria were those that had less exposure to the interest-rate cycle. For example, Hartford Financial Services Group has a strong variable-annuity business. Because these insurance products are less rate sensitive than loan products offered by a bank, for example, the fund was well served by our selection of Hartford and other insurance names over other financial companies.

Energy securities also benefited the fund's overall performance. The continued rise of oil prices, which reached a high of more than $40 per barrel during the period, helped oil-refiner Valero Energy and oil-services company Schlumberger place among the fund's top-performing securities. Valero benefited as it was able to charge higher prices for gasoline relative to the costs of refining, which expanded its profit margins. Exploration and drilling for oil were also on the rise, and Schlumberger capitalized on the increased demand for its drilling equipment and services.

The fund's asset mix at the end of the period was approximately 74 percent stocks, approximately 19 percent bonds, and approximately 7 percent convertible securities (as a percentage of long-term investments). By comparison, at the beginning of the period, the portfolio was invested in approximately 74 percent stocks, approximately 20 percent bonds, and approximately 6 percent convertible securities. Throughout the period, we left the fund's stock and bond proportions virtually unchanged. We believed caution in the stock market was merited. Rising interest rates and the potential for inflation, high valuations, and earnings vulnerabilities presented challenges to the stock market's growth prospects. Although a rising-rate environment generally does not bode well for bond investors, the fund's bond positions are focused in low-duration bonds, which have lower sensitivity to interest rates.

At the close of the period, we continued to view the markets with cautious optimism. We continue to closely monitor changes in capital spending and the effects of prolonged high energy prices on the consumer. Although a rising interest-rate environment could weaken stock returns in the near term, it is also a sign of a healthier economy--an economy that no longer requires abnormally low rates to sustain itself. Nonetheless, as in all market conditions, we maintain our focus on seeking stocks one at a time, using our "value-with-a-catalyst" criteria, and seeking bonds and convertible securities to help mitigate stock-market volatility.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 6/30/04               TOP 10 INDUSTRIES AS OF 6/30/04
United States Treasury Notes--               Government Obligations        11.8%
1.875% Coupon, 1/31/06 Maturity 3.1%         Pharmaceuticals                6.6
Bristol-Myers Squibb Co         2.3          Integrated Oil & Gas           4.9
BP Plc                          2.1          Property & Casualty            4.8
Time Warner, Inc                2.0          Banking                        2.8
Schlumberger Ltd                1.9          Diversified Chemicals          2.6
United States Treasury Notes--               Electric Utilities             2.6
3.875% Coupon, 2/15/13 Maturity 1.9          Integrated Energy              2.6
Bayer AG                        1.7          Oil & Gas Equipment & Services 2.5
Walt Disney Co                  1.6          Railroads                      2.2
Chubb Corp                      1.6
Honda Motor Co Ltd              1.6

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  64.8%
ADVERTISING  0.4%
Interpublic Group Cos., Inc. (a)............................   3,426,000   $   47,038,980
                                                                           --------------

AEROSPACE & DEFENSE  0.7%
Northrop Grumman Corp. .....................................   1,359,000       72,978,300
                                                                           --------------

AUTO PARTS & EQUIPMENT  1.2%
Magna International, Inc., Class A--(Canada)................   1,472,330      125,398,346
                                                                           --------------

AUTOMOBILE MANUFACTURERS  1.5%
Honda Motor Co. Ltd.--ADR (Japan)...........................   6,284,000      152,826,880
                                                                           --------------

BANKING  2.2%
Bank One Corp. .............................................   1,986,000      101,286,000
Citigroup, Inc. ............................................   2,717,000      126,340,500
                                                                           --------------
                                                                              227,626,500
                                                                           --------------
BROADCASTING & CABLE TV  1.1%
Clear Channel Communications, Inc. .........................   3,208,000      118,535,600
                                                                           --------------

BROKERAGE  1.1%
Lehman Brothers Holdings, Inc. .............................   1,497,960      112,721,490
                                                                           --------------

COMPUTER HARDWARE  1.2%
Hewlett-Packard Co. ........................................   3,248,700       68,547,570
International Business Machines Corp. ......................     601,000       52,978,150
                                                                           --------------
                                                                              121,525,720
                                                                           --------------
DATA PROCESSING & OUTSOURCING SERVICES  1.8%
Automatic Data Processing, Inc. ............................   1,607,000       67,301,160
First Data Corp. ...........................................   1,877,000       83,564,040
SunGard Data Systems, Inc. (a)..............................   1,542,000       40,092,000
                                                                           --------------
                                                                              190,957,200
                                                                           --------------
DIVERSIFIED BANKS  0.9%
Bank of America Corp. ......................................   1,118,500       94,647,470
                                                                           --------------

DIVERSIFIED CAPITAL MARKETS  1.1%
J.P. Morgan Chase & Co. ....................................   2,935,000      113,789,950
                                                                           --------------

DIVERSIFIED CHEMICALS  2.4%
Bayer AG--ADR (Germany).....................................   5,892,600      172,063,920
Dow Chemical Co. ...........................................   1,863,350       75,838,345
                                                                           --------------
                                                                              247,902,265
                                                                           --------------
DIVERSIFIED COMMERCIAL SERVICES  0.8%
Equifax, Inc. ..............................................   3,602,300       89,156,925
                                                                           --------------

ELECTRIC  0.7%
Entergy Corp. ..............................................   1,328,000       74,381,280
                                                                           --------------

See Notes to Financial Statements                                              7

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES  2.0%
Consolidated Edison, Inc. ..................................   1,006,000   $   39,998,560
Edison International........................................   1,627,100       41,604,947
Exelon Corp. ...............................................   2,137,800       71,167,362
FirstEnergy Corp. ..........................................   1,554,600       58,157,586
                                                                           --------------
                                                                              210,928,455
                                                                           --------------
ENTERTAINMENT  1.9%
Time Warner, Inc. (a).......................................  11,181,000      196,561,980
                                                                           --------------

GENERAL MERCHANDISE STORES  0.8%
Target Corp. ...............................................   2,080,000       88,337,600
                                                                           --------------

GOLD  0.5%
Newmont Mining Corp. .......................................   1,363,200       52,837,632
                                                                           --------------

HEALTH CARE EQUIPMENT  1.2%
Bausch & Lomb, Inc. ........................................   1,875,720      122,053,100
                                                                           --------------

HEALTHCARE  0.8%
Cigna Corp. ................................................   1,178,000       81,058,180
                                                                           --------------

HOTELS  1.7%
Hilton Hotels Corp. ........................................   2,272,600       42,406,716
Marriott International, Inc., Class A.......................   1,196,000       59,656,480
Starwood Hotels & Resorts Worldwide, Inc. ..................   1,666,000       74,720,100
                                                                           --------------
                                                                              176,783,296
                                                                           --------------
HOUSEHOLD PRODUCTS  1.3%
Kimberly-Clark Corp. .......................................   2,035,000      134,065,800
                                                                           --------------

HYPERMARKETS & SUPER CENTERS  0.1%
Wal-Mart Stores, Inc. ......................................     206,000       10,868,560
                                                                           --------------

INDUSTRIAL CONGLOMERATES  0.8%
General Electric Co. .......................................   2,624,000       85,017,600
                                                                           --------------

INDUSTRIAL MACHINERY  1.1%
Ingersoll-Rand Co., Class A (Bermuda).......................     727,160       49,672,300
Parker Hannifin Corp. ......................................   1,114,000       66,238,440
                                                                           --------------
                                                                              115,910,740
                                                                           --------------
INTEGRATED ENERGY  1.2%
ConocoPhillips..............................................   1,623,800      123,879,702
                                                                           --------------

INTEGRATED OIL & GAS  4.6%
BP PLC--ADR (United Kingdom)................................   3,935,000      210,797,950
Exxon Mobil Corp. ..........................................   3,121,700      138,634,697
Royal Dutch Petroleum Co. (Netherlands).....................   2,676,000      138,268,920
                                                                           --------------
                                                                              487,701,567
                                                                           --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES  1.3%
SBC Communications, Inc. ...................................   1,600,000   $   38,800,000
Sprint Corp. ...............................................   5,423,250       95,449,200
                                                                           --------------
                                                                              134,249,200
                                                                           --------------
INVESTMENT BANKING & BROKERAGE  1.2%
Merrill Lynch & Co., Inc. ..................................   2,254,000      121,670,920
                                                                           --------------

IT CONSULTING & OTHER SERVICES  0.8%
Accenture Ltd., Class A (Bermuda) (a).......................   3,245,900       89,197,332
                                                                           --------------

LIFE & HEALTH INSURANCE  0.8%
Conseco, Inc. ..............................................     343,000        9,346,750
Metlife, Inc. ..............................................   2,040,500       73,151,925
                                                                           --------------
                                                                               82,498,675
                                                                           --------------
LIFE INSURANCE  0.7%
Prudential Financial, Inc. .................................   1,684,706       78,288,288
                                                                           --------------

MOVIES & ENTERTAINMENT  1.5%
Walt Disney Co. ............................................   6,027,800      153,648,622
                                                                           --------------

MULTI-UTILITIES & UNREGULATED POWER  0.4%
Williams Cos., Inc. ........................................   3,000,000       41,340,000
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  1.8%
Schlumberger Ltd. (Netherlands).............................   2,993,600      190,123,536
                                                                           --------------

OIL & GAS REFINING & MARKETING  0.7%
Valero Energy Corp. ........................................     935,300       68,987,728
                                                                           --------------

PACKAGED FOODS  1.8%
Cadbury Schweppes PLC--ADR (United Kingdom).................   2,407,819       84,466,290
Kraft Foods, Inc. ..........................................   1,695,000       53,697,600
Nestle SA--ADR (Switzerland)................................     777,000       51,903,600
                                                                           --------------
                                                                              190,067,490
                                                                           --------------
PAPER PACKAGING  0.6%
Temple-Inland, Inc. ........................................     969,500       67,137,875
                                                                           --------------

PHARMACEUTICALS  5.3%
AstraZeneca PLC--ADR (United Kingdom).......................   1,098,000       50,112,720
Bristol-Myers Squibb Co. ...................................   9,337,000      228,756,500
Roche Holdings AG--ADR (Switzerland)........................   1,243,000      123,081,860
Schering-Plough Corp. ......................................   6,036,000      111,545,280
Wyeth, Inc. ................................................   1,309,000       47,333,440
                                                                           --------------
                                                                              560,829,800
                                                                           --------------

See Notes to Financial Statements                                              9

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
PROPERTY & CASUALTY  3.4%
Chubb Corp. ................................................   2,246,700   $  153,180,006
Hartford Financial Services Group, Inc. ....................   1,654,800      113,750,952
St. Paul Travelers Cos., Inc. ..............................   2,353,457       95,409,147
                                                                           --------------
                                                                              362,340,105
                                                                           --------------
RAILROADS  1.9%
Norfolk Southern Corp. .....................................   5,303,850      140,658,102
Union Pacific Corp. ........................................   1,077,600       64,063,320
                                                                           --------------
                                                                              204,721,422
                                                                           --------------
REGIONAL BANKS  0.5%
PNC Financial Services Group, Inc. .........................     931,000       49,417,480
                                                                           --------------

RESTAURANTS  0.5%
McDonald's Corp. ...........................................   2,081,090       54,108,340
                                                                           --------------

SEMICONDUCTORS  0.7%
Intel Corp. ................................................   2,668,000       73,636,800
                                                                           --------------

SOFT DRINKS  0.9%
PepsiCo, Inc. ..............................................   1,722,500       92,808,300
                                                                           --------------

SYSTEMS SOFTWARE  1.4%
Computer Associates International, Inc. ....................   2,234,000       62,686,040
Microsoft Corp. ............................................   2,940,000       83,966,400
                                                                           --------------
                                                                              146,652,440
                                                                           --------------
THRIFTS & MORTGAGE FINANCE  1.6%
Freddie Mac.................................................   1,623,000      102,735,900
Sovereign Capital Trust IV..................................   1,389,900       66,020,250
                                                                           --------------
                                                                              168,756,150
                                                                           --------------
TOBACCO  0.5%
Altria Group, Inc. .........................................   1,040,800       52,092,040
                                                                           --------------

WIRELESS TELECOMMUNICATION SERVICES  0.5%
AT&T Wireless Services, Inc. (a)............................   3,724,000       53,327,680
                                                                           --------------

WIRELINE COMMUNICATIONS  0.9%
Verizon Communications, Inc. ...............................   2,603,112       94,206,623
                                                                           --------------

TOTAL COMMON STOCKS  64.8%..............................................    6,805,597,964
                                                                           --------------
CONVERTIBLE PREFERRED STOCKS  4.9%
ADVERTISING  0.0%
Interpublic Group Cos., Inc. ...............................      44,700        2,281,041
                                                                           --------------

AEROSPACE & DEFENSE  0.2%
Coltec Capital Trust--TIDES.................................     400,000       18,136,000
                                                                           --------------

AIRLINES  0.0%
Continental Airlines Fin Trust II...........................     150,000        3,168,750
                                                                           --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
BROADCASTING & CABLE TV  0.2%
Sinclair Broadcast Group, Inc. .............................     424,700   $   18,368,275
                                                                           --------------

DIVERSIFIED CHEMICALS  0.0%
Hercules Trust II...........................................      69,970        5,317,720
                                                                           --------------

GAS UTILITIES  0.2%
El Paso Energy Capital Trust I..............................     750,000       20,962,500
                                                                           --------------

HEALTH CARE DISTRIBUTORS  0.5%
McKesson Financing Trust....................................     300,000       15,675,000
Omnicare, Inc. .............................................     599,800       37,205,594
                                                                           --------------
                                                                               52,880,594
                                                                           --------------
HEALTH CARE EQUIPMENT  0.6%
Baxter International........................................   1,203,500       68,551,360
                                                                           --------------

HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I....................................     462,500       20,928,125
                                                                           --------------

INTEGRATED ENERGY  0.9%
Amerada Hess Corp. .........................................   1,290,000       93,460,500
                                                                           --------------

LIFE & HEALTH INSURANCE  0.2%
Unumprovident Corp. ........................................     629,400       21,047,136
                                                                           --------------

LIFE INSURANCE  0.4%
Anthem, Inc. ...............................................     244,900       25,153,679
Prudential Financial, Inc. .................................     176,800       12,363,624
                                                                           --------------
                                                                               37,517,303
                                                                           --------------
PAPER  0.4%
International Paper Capital Trust...........................     800,000       40,500,000
                                                                           --------------

PROPERTY & CASUALTY  0.9%
Chubb Corp. ................................................   1,314,700       36,417,190
St Paul Cos., Inc. .........................................     440,000       32,568,800
Travelers Property Casualty Co. ............................     905,200       21,543,760
                                                                           --------------
                                                                               90,529,750
                                                                           --------------
SPECIALTY STORES  0.2%
United Rentals Trust I......................................     475,000       20,900,000
                                                                           --------------

TOTAL CONVERTIBLE PREFERRED STOCKS  4.9%................................      514,549,054
                                                                           --------------

See Notes to Financial Statements                                             11

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           CORPORATE BONDS  5.8%
           AEROSPACE & DEFENSE  0.4%
$ 20,000   L-3 Communications Holdings, Inc. ........... 4.000%   09/15/11   $    25,050,000
   2,778   Lockheed Martin Corp. ....................... 7.700    06/15/08         3,136,440
   2,000   Lockheed Martin Corp. ....................... 8.500    12/01/29         2,516,136
   3,465   Northrop Grumman Corp. ...................... 7.125    02/15/11         3,899,054
   7,470   Raytheon Co. ................................ 4.500    11/15/07         7,593,524
   2,485   Raytheon Co. ................................ 6.150    11/01/08         2,653,329
                                                                             ---------------
                                                                                  44,848,483
                                                                             ---------------
           AUTOMOTIVE  0.5%
   3,730   Daimler Chrysler NA Holding Corp. ........... 7.750    01/18/11         4,174,056
   6,325   Daimler Chrysler NA Holding Corp. ........... 7.300    01/15/12         6,913,541
   3,120   Ford Motor Credit Co. ....................... 7.375    10/28/09         3,333,405
  11,565   Ford Motor Credit Co. ....................... 7.250    10/25/11        12,094,307
   1,265   General Motors Acceptance Corp. ............. 4.500    07/15/06         1,279,107
  16,455   General Motors Acceptance Corp. ............. 6.875    09/15/11        16,895,040
   8,135   General Motors Acceptance Corp. ............. 8.000    11/01/31         8,358,428
                                                                             ---------------
                                                                                  53,047,884
                                                                             ---------------
           BANKING  0.5%
   8,940   Bank of America Corp. ....................... 3.375    02/17/09         8,595,506
   1,270   Bank of New York Co., Inc. .................. 5.200    07/01/07         1,326,845
     505   Bank One Corp. .............................. 6.000    02/17/09           537,296
   1,355   Citicorp..................................... 6.750    08/15/05         1,417,975
   5,000   Citigroup, Inc. ............................. 6.500    01/18/11         5,463,340
   3,100   Citigroup, Inc. ............................. 6.000    02/21/12         3,291,850
   2,380   Citigroup, Inc. ............................. 5.625    08/27/12         2,450,405
   2,430   FleetBoston Financial Corp................... 7.250    09/15/05         2,561,448
   2,200   MBNA America Bank NA......................... 7.125    11/15/12         2,429,794
   5,380   MBNA Corp. .................................. 6.125    03/01/13         5,565,545
   9,800   Wachovia Corp. .............................. 3.625    02/17/09         9,515,447
   2,540   Washington Mutual Bank FA.................... 5.500    01/15/13         2,542,522
   3,770   Washington Mutual, Inc. ..................... 8.250    04/01/10         4,394,908
                                                                             ---------------
                                                                                  50,092,881
                                                                             ---------------
           BROKERAGE  0.1%
   5,515   Goldman Sachs Group, Inc. ................... 6.875    01/15/11         6,062,226
   1,385   Goldman Sachs Group, Inc. ................... 6.600    01/15/12         1,492,603
   3,300   Goldman Sachs Group, Inc. ................... 5.250    10/15/13         3,210,039
                                                                             ---------------
                                                                                  10,764,868
                                                                             ---------------
           BUILDING MATERIALS  0.0%
   1,355   Mohawk Industries, Inc., Ser D............... 7.200    04/15/12         1,505,719
                                                                             ---------------

           CHEMICALS  0.0%
   2,405   ICI Wilmington, Inc. ........................ 4.375    12/01/08         2,361,498
                                                                             ---------------

           DIVERSIFIED CAPITAL MARKETS  0.1%
   5,480   J.P. Morgan Chase & Co. ..................... 6.750    02/01/11         5,980,653
                                                                             ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           DIVERSIFIED MANUFACTURING  0.1%
$  2,200   Cooper Industries, Inc. ..................... 5.250%   07/01/07   $     2,295,854
   3,710   Honeywell International, Inc. ............... 6.125    11/01/11         3,986,384
   1,280   Hutchison Whampoa International Ltd.,
           144A--Private Placement (Cayman Islands)
           (b).......................................... 5.450    11/24/10         1,258,363
   2,035   Hutchison Whampoa International Ltd.,
           144A--Private Placement (Cayman Islands)
           (b).......................................... 6.500    02/13/13         2,040,535
                                                                             ---------------
                                                                                   9,581,136
                                                                             ---------------
           ELECTRIC  0.5%
   3,540   Appalachian Power Co., Ser H................. 5.950    05/15/33         3,274,886
   3,205   Arizona Public Service Co. .................. 5.800    06/30/14         3,214,105
   3,590   Carolina Power & Light Co. .................. 5.125    09/15/13         3,541,388
   1,440   Cincinnati Gas & Electric Co. ............... 5.700    09/15/12         1,474,675
     970   Cincinnati Gas & Electric Co., Ser A......... 5.400    06/15/33           841,847
   1,010   Cincinnati Gas & Electric Co., Ser B......... 5.375    06/15/33           873,257
   4,290   Columbus Southern Power Co. ................. 6.600    03/01/33         4,385,015
   5,000   Commonwealth Edison Co. ..................... 8.000    05/15/08         5,682,475
   2,390   Detroit Edison Co. .......................... 6.125    10/01/10         2,550,364
     200   Detroit Edison Co. .......................... 6.350    10/15/32           201,843
   6,845   Duke Energy Corp. ........................... 4.500    04/01/10         6,740,614
   4,205   Duquesne Light Co., Ser O.................... 6.700    04/15/12         4,597,558
   1,530   Entergy Gulf States, Inc. ................... 3.600    06/01/08         1,477,561
   1,330   Indianapolis Power & Light Co., 144A--
           Private Placement (b)........................ 6.300    07/01/13         1,367,426
   5,535   Jersey Central Power & Light Co., 144A--
           Private Placement (b)........................ 5.625    05/01/16         5,460,820
     610   Ohio Power Co. .............................. 6.600    02/15/33           625,134
   4,485   Pacific Gas & Electric Co. .................. 6.050    03/01/34         4,232,400
   1,255   Public Service Electric & Gas................ 5.000    01/01/13         1,240,313
   1,500   Public Service Electric & Gas................ 5.375    09/01/13         1,516,420
     780   South Carolina Electric & Gas................ 5.300    05/15/33           698,707
     580   Southern CA Edison Co. ...................... 5.000    01/15/14           565,332
   2,485   TXU Energy Co. .............................. 7.000    03/15/13         2,710,491
     365   Wisconsin Electric Power..................... 5.625    05/15/33           342,081
                                                                             ---------------
                                                                                  57,614,712
                                                                             ---------------
           ENTERTAINMENT  0.1%
   6,060   Ceaser's Entertainment, Inc. ................ 7.500    09/01/09         6,408,450
   1,450   Time Warner, Inc. ........................... 6.625    05/15/29         1,411,304
   4,610   Time Warner, Inc. ........................... 7.625    04/15/31         5,003,533
   1,875   Time Warner, Inc. ........................... 7.700    05/01/32         2,054,462
                                                                             ---------------
                                                                                  14,877,749
                                                                             ---------------
           ENVIRONMENTAL SERVICES  0.1%
   1,855   Waste Management, Inc. ...................... 7.375    08/01/10         2,086,730
   3,405   Waste Management, Inc. ...................... 7.000    07/15/28         3,544,806
                                                                             ---------------
                                                                                   5,631,536
                                                                             ---------------

See Notes to Financial Statements                                             13

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           FOOD/BEVERAGE  0.2%
$  5,000   ConAgra Foods, Inc. ......................... 7.500%   09/15/05   $     5,261,405
   7,570   Kraft Foods, Inc. ........................... 5.625    11/01/11         7,712,384
   1,520   Kraft Foods, Inc. ........................... 6.250    06/01/12         1,603,041
   2,200   Miller Brewing Co., 144A--
           Private Placement (b)........................ 4.250    08/15/08         2,191,310
   5,000   Pepsi Bottling Group, Inc., Ser B............ 7.000    03/01/29         5,593,555
                                                                             ---------------
                                                                                  22,361,695
                                                                             ---------------
           HEALTHCARE  0.2%
   7,140   Aetna, Inc. ................................. 7.375    03/01/06         7,613,096
   3,015   Aetna, Inc. ................................. 7.875    03/01/11         3,482,026
   4,055   Health Net, Inc. ............................ 8.375    04/15/11         4,747,270
                                                                             ---------------
                                                                                  15,842,392
                                                                             ---------------
           HOTELS  0.0%
   1,040   Starwood Hotels & Resorts Worldwide, Inc. ... 7.375    05/01/07         1,099,800
   2,410   Starwood Hotels & Resorts Worldwide, Inc. ... 7.875    05/01/12         2,590,750
                                                                             ---------------
                                                                                   3,690,550
                                                                             ---------------
           INDEPENDENT ENERGY  0.1%
   4,010   Kerr McGee Corp. ............................ 6.625    10/15/07         4,309,968
     590   Kerr-McGee Corp. ............................ 5.875    09/15/06           617,156
   2,410   Kerr-McGee Corp. ............................ 6.875    09/15/11         2,596,274
                                                                             ---------------
                                                                                   7,523,398
                                                                             ---------------
           INTEGRATED ENERGY  0.4%
   3,130   Amerada Hess Corp. .......................... 7.875    10/01/29         3,390,998
   5,277   Conoco Funding Co. (Canada).................. 6.350    10/15/11         5,750,109
   1,075   Conoco, Inc. ................................ 6.950    04/15/29         1,187,176
   5,000   ConocoPhillips............................... 8.750    05/25/10         6,050,370
   1,570   Constellation Energy Group................... 7.600    04/01/32         1,738,433
   1,545   Consumers Energy Co. ........................ 5.375    04/15/13         1,515,568
   5,550   Marathon Oil Corp. .......................... 5.375    06/01/07         5,800,888
   1,640   Marathon Oil Corp. .......................... 6.800    03/15/32         1,705,843
   5,000   Niagara Mohawk Power Corp., Ser G............ 7.750    10/01/08         5,633,435
   1,485   Pemex Project Funding Master Trust........... 9.125    10/13/10         1,707,750
   5,845   Pemex Project Funding Master Trust........... 7.375    12/15/14         5,991,125
   1,485   Pemex Project Funding Master Trust........... 8.625    02/01/22         1,551,825
     365   Petro-Canada (Canada)........................ 4.000    07/15/13           326,647
   1,835   Petro-Canada (Canada)........................ 5.350    07/15/33         1,567,562
                                                                             ---------------
                                                                                  43,917,729
                                                                             ---------------
           LIFE INSURANCE  0.3%
   5,000   American General Corp. ...................... 7.500    08/11/10         5,730,345
   2,940   Anthem Insurance, 144A--
           Private Placement (b)........................ 9.125    04/01/10         3,610,217
     775   Equitable Cos., Inc. ........................ 6.500    04/01/08           843,608
   1,145   John Hancock Financial Services, Inc. ....... 5.625    12/01/08         1,204,974
     730   John Hancock Global Funding II, 144A--
           Private Placement (b)........................ 7.900    07/02/10           846,716

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           LIFE INSURANCE (CONTINUED)
$  3,155   Nationwide Financial Services, Inc. ......... 6.250%   11/15/11   $     3,370,496
   2,085   Nationwide Mutual Insurance Co.,
           144A--Private Placement (b).................. 8.250    12/01/31         2,465,581
   7,340   Prudential Holdings, LLC, 144A--Private
           Placement (b)................................ 7.245    12/18/23         8,342,585
   2,150   Prudential Holdings, LLC, 144A--Private
           Placement (b)................................ 8.695    12/18/23         2,587,613
                                                                             ---------------
                                                                                  29,002,135
                                                                             ---------------
           LODGING  0.1%
   2,700   Hyatt Equities LLC, 144A-- Private Placement
           (b).......................................... 6.875    06/15/07         2,872,489
   5,100   Marriott International, Ser E................ 7.000    01/15/08         5,559,296
                                                                             ---------------
                                                                                   8,431,785
                                                                             ---------------
           MEDIA-CABLE  0.2%
   2,340   Comcast Cable Communications, Inc. .......... 6.375    01/30/06         2,451,007
     480   Comcast Cable Communications, Inc. .......... 6.750    01/30/11           518,650
   5,030   Comcast Corp. ............................... 6.500    01/15/15         5,223,268
  10,000   Cox Communications, Inc. .................... 7.250    11/15/15        11,065,620
     750   TCI Communications, Inc. .................... 7.875    02/15/26           848,730
                                                                             ---------------
                                                                                  20,107,275
                                                                             ---------------
           MEDIA-NONCABLE  0.2%
   2,520   Clear Channel Communications................. 7.650    09/15/10         2,842,573
   3,095   News America, Inc. .......................... 7.300    04/30/28         3,366,023
     135   News America, Inc. .......................... 7.280    06/30/28           146,577
   5,000   News America, Inc. .......................... 7.625    11/30/28         5,639,890
   4,750   WPP Finance Corp., 144A--Private Placement
           (United Kingdom) (b)......................... 5.875    06/15/14         4,778,362
                                                                             ---------------
                                                                                  16,773,425
                                                                             ---------------
           METALS  0.1%
   3,300   Inco Ltd. (Canada)........................... 7.750    05/15/12         3,759,046
   3,585   Inco Ltd. (Canada)........................... 7.200    09/15/32         3,789,062
                                                                             ---------------
                                                                                   7,548,108
                                                                             ---------------
           NATURAL GAS PIPELINES  0.0%
   1,300   Consolidated Natural Gas Co., Ser A.......... 5.000    03/01/14         1,247,775
   2,510   Consolidated Natural Gas Co., Ser C.......... 6.250    11/01/11         2,674,490
     420   Texas Eastern Transmission Corp. ............ 7.000    07/15/32           440,488
                                                                             ---------------
                                                                                   4,362,753
                                                                             ---------------
           NONCAPTIVE-CONSUMER FINANCE  0.3%
   1,510   American General Finance Corp. .............. 4.625    05/15/09         1,513,813
   6,000   American General Finance Corp. .............. 4.625    09/01/10         5,932,776
   6,305   Countrywide Home Loans, Inc. ................ 3.250    05/21/08         6,070,536
   3,285   Household Finance Corp. ..................... 6.400    06/17/08         3,536,858
   2,385   Household Finance Corp. ..................... 4.125    12/15/08         2,353,299
   1,340   Household Finance Corp. ..................... 5.875    02/01/09         1,415,949
   3,535   Household Finance Corp. ..................... 6.750    05/15/11         3,868,396

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           NONCAPTIVE-CONSUMER FINANCE (CONTINUED)
$  1,080   Household Finance Corp. ..................... 6.375%   10/15/11   $     1,154,482
   4,375   SLM Corp. ................................... 5.000    10/01/13         4,232,432
                                                                             ---------------
                                                                                  30,078,541
                                                                             ---------------
           NONCAPTIVE-DIVERSIFIED FINANCE  0.2%
   2,585   CIT Group, Inc. ............................. 2.875    09/29/06         2,552,501
   1,805   CIT Group, Inc. ............................. 7.375    04/02/07         1,975,970
   2,000   General Electric Capital Corp. .............. 8.900    09/15/04         2,028,110
   2,925   General Electric Capital Corp. .............. 4.250    12/01/10         2,847,613
   7,705   General Electric Capital Corp. .............. 6.750    03/15/32         8,309,912
                                                                             ---------------
                                                                                  17,714,106
                                                                             ---------------
           OIL FIELD SERVICES  0.0%
   2,880   Nexen, Inc. (Canada)......................... 5.050    11/20/13         2,767,139
     870   Panhandle Eastern Pipe Line Co. ............. 2.750    03/15/07           835,463
                                                                             ---------------
                                                                                   3,602,602
                                                                             ---------------
           PACKAGING  0.0%
   3,720   Sealed Air Corp., 144A-- Private Placement
           (b).......................................... 5.625    07/15/13         3,681,107
                                                                             ---------------

           PAPER  0.1%
   2,755   International Paper Co. ..................... 4.250    01/15/09         2,711,003
   2,910   Sappi Papier Hldg AG, 144A--Private Placement
           (Austria) (b)................................ 6.750    06/15/12         3,110,132
   2,555   Weyerhaeuser Co. ............................ 6.000    08/01/06         2,689,454
   5,965   Weyerhaeuser Co. ............................ 6.750    03/15/12         6,469,567
                                                                             ---------------
                                                                                  14,980,156
                                                                             ---------------
           PHARMACEUTICALS  0.0%
   1,430   Schering Plough Corp. ....................... 5.300    12/01/13         1,406,877
                                                                             ---------------

           PROPERTY & CASUALTY  0.2%
   6,285   Farmers Exchange Capital, 144A--Private
           Placement (b)................................ 7.050    07/15/28         6,049,061
   2,790   Farmers Insurance Exchange Surplus,
           144A--Private Placement (b).................. 8.625    05/01/24         3,132,844
   1,120   Hartford Financial Services Group............ 2.375    06/01/06         1,102,343
     700   Hartford Financial Services Group............ 7.900    06/15/10           812,168
   6,330   Mantis Reef Ltd., 144A--Private Placement
           (Australia) (b).............................. 4.692    11/14/08         6,258,053
                                                                             ---------------
                                                                                  17,354,469
                                                                             ---------------
           RAILROADS  0.1%
   5,000   CSX Corp. ................................... 6.750    03/15/11         5,430,685
   5,000   Union Pacific Corp. ......................... 6.700    12/01/06         5,369,035
                                                                             ---------------
                                                                                  10,799,720
                                                                             ---------------

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           REAL ESTATE INVESTMENT TRUSTS  0.0%
$  1,915   Rouse Co. ................................... 3.625%   03/15/09   $     1,821,257
     655   Rouse Co. ................................... 5.375    11/26/13           633,870
                                                                             ---------------
                                                                                   2,455,127
                                                                             ---------------
           REFINING  0.0%
     880   Ashland, Inc. ............................... 7.830    08/15/05           921,833
                                                                             ---------------

           RETAIL  0.2%
     640   CVS Corp., 144A--Private Placement (b)....... 6.204    10/10/25           644,773
   4,955   CVS Corp., 144A--Private Placement (b)....... 5.789    01/10/26         4,845,457
   4,000   Federated Department Stores, Inc. ........... 6.625    09/01/08         4,331,784
   2,890   Federated Department Stores, Inc. ........... 6.300    04/01/09         3,097,337
   2,230   Lowe's Cos., Inc. ........................... 6.500    03/15/29         2,347,213
   4,000   May Department Stores Co. ................... 8.375    08/01/24         4,190,364
   2,880   May Department Stores Co. ................... 6.700    09/15/28         2,870,358
   1,010   May Department Stores Co. ................... 7.875    03/01/30         1,152,732
                                                                             ---------------
                                                                                  23,480,018
                                                                             ---------------
           SUPERMARKETS  0.1%
   2,790   Albertson's, Inc. ........................... 7.500    02/15/11         3,148,197
   3,700   Kroger Co. .................................. 7.250    06/01/09         4,114,633
                                                                             ---------------
                                                                                   7,262,830
                                                                             ---------------
           TECHNOLOGY  0.0%
   1,990   Electronic Data Systems Corp. ............... 7.125    10/15/09         2,084,766
                                                                             ---------------

           TOBACCO  0.1%
   3,925   Altria Group, Inc. .......................... 7.000    11/04/13         4,003,720
   2,345   Altria Group, Inc. .......................... 7.750    01/15/27         2,404,108
                                                                             ---------------
                                                                                   6,407,828
                                                                             ---------------
           TRANSPORTATION SERVICES  0.0%
   3,000   FedEx Corp., 144A--Private Placement (b)..... 2.650    04/01/07         2,915,175
                                                                             ---------------

           WIRELESS COMMUNICATIONS  0.0%
   2,315   AT&T Wireless Services, Inc. ................ 8.750    03/01/31         2,830,581
                                                                             ---------------

           WIRELINE COMMUNICATIONS  0.3%
     535   AT&T Corp. .................................. 7.300    11/15/11           550,055
   3,470   AT&T Corp. .................................. 8.750    11/15/31         3,395,739
   5,205   Deutsche Telekom Intl Fin (Netherlands)...... 8.750    06/15/30         6,353,421
   2,215   France Telecom SA (France)................... 9.750    03/01/31         2,787,788
   2,310   Sprint Capital Corp. ........................ 8.750    03/15/32         2,699,515
   1,025   Telecom Italia Capital, 144A--Private
           Placement (Luxembourg) (b)................... 4.000    11/15/08         1,007,898
   3,000   Verizon Communications, Inc. ................ 7.510    04/01/09         3,358,773
   4,290   Verizon Communications, Inc. ................ 6.940    04/15/28         4,390,879

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           WIRELINE COMMUNICATIONS (CONTINUED)
 $ 3,405   Verizon Global Funding Corp. ................ 7.750%   12/01/30   $     3,835,879
     365   Verizon New England, Inc. ................... 6.500    09/15/11           389,481
                                                                             ---------------
                                                                                  28,769,428
                                                                             ---------------

TOTAL CORPORATE BONDS  5.8%...............................................       612,613,528
                                                                             ---------------

           CONVERTIBLE CORPORATE OBLIGATIONS  6.3%
           AIRLINES  0.3%
  18,405   American Airlines, Inc., 144A--Private
           Placement (Convertible into 1,060,312 common
           shares) (b).................................. 4.250    09/23/23        17,185,669
  20,000   Continental Airlines, Inc. (Convertible into
           500,000 common shares)....................... 4.500    02/01/07        14,425,000
                                                                             ---------------
                                                                                  31,610,669
                                                                             ---------------
           BIOTECHNOLOGY  0.8%
  70,000   Amgen, Inc. (Convertible into 620,207 common
           shares)......................................   *      03/01/32        51,800,000
  35,000   Medimmune, Inc. (Convertible into 513,349
           common shares)............................... 1.000    07/15/23        33,075,000
                                                                             ---------------
                                                                                  84,875,000
                                                                             ---------------
           CHEMICALS  0.0%
   1,968   Millennium Chemicals, Inc., 144A--Private
           Placement (Convertible into 144,366 common
           shares) (b).................................. 4.000    11/15/23         3,070,080
                                                                             ---------------

           ELECTRIC  0.4%
  29,774   Reliant Resource, Inc., 144A--Private
           Placement (Convertible into 3,120,637 common
           shares) (b).................................. 5.000    08/15/10        41,609,165
                                                                             ---------------

           ELECTRIC UTILITIES  0.4%
   1,280   Centerpoint Energy, Inc. (Convertible into
           31,313 Time Warner, Inc. common shares)...... 2.000    09/15/29        42,093,501
                                                                             ---------------

           ELECTRONIC EQUIPMENT MANUFACTURERS  0.2%
  18,000   Advanced Micro Devices, Inc. (Convertible
           into 769,889 common shares).................. 4.750    02/01/22        18,360,000
                                                                             ---------------

           ELECTRONIC MANUFACTURING SERVICES  0.1%
   5,537   Agilent Technologies, Inc. (Convertible into
           171,850 common shares)....................... 3.000    12/01/21         5,855,377
                                                                             ---------------

           FINANCIAL  0.5%
  46,500   American Express, 144A--Private Placement
           (Convertible into 669,939 common shares)
           (b).......................................... 1.850    12/01/33        50,452,500
                                                                             ---------------

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           GAS UTILITIES  0.5%
$100,000   El Paso Corp. (Convertible into 478,720
           common shares)...............................   *      02/28/21   $    48,375,000
                                                                             ---------------

           HEALTHCARE  0.1%
  14,000   Edwards Lifesciences Corp. (Convertible into
           256,129 common shares)....................... 3.875%   05/15/33        14,350,000
                                                                             ---------------

           LIFE INSURANCE  0.3%
  38,000   Loews Corp. (Convertible into 584,277 Diamond
           Offshore Drilling, Inc. common shares)....... 3.125    09/15/07        36,527,500
                                                                             ---------------

           MEDIA-NONCABLE  0.2%
     300   Tribune Co. (Convertible into 4 Time Warner,
           Inc. common shares).......................... 2.000    05/15/29        24,562,500
                                                                             ---------------

           OIL & GAS EQUIPMENT & SERVICES  0.5%
  50,000   Halliburton Co. (Convertible into 1,327,915
           common shares)............................... 3.125    07/15/23        53,750,000
                                                                             ---------------

           OIL FIELD SERVICES  0.3%
  45,000   Weatherford International, Inc. (Convertible
           into 449,865 common shares) (Bermuda)........   *      06/30/20        28,631,250
                                                                             ---------------

           PHARMACEUTICALS  0.9%
  15,000   Alpharma, Inc. (Convertible into 467,144
           common shares)............................... 3.000    06/01/06        18,243,750
  30,000   Enzon Pharmaceuticals, Inc. (Convertible into
           422,652 common shares)....................... 4.500    07/01/08        27,862,500
  39,739   Teva Pharmaceutical (Convertible into
           1,048,514 common shares)..................... 0.500    02/01/24        41,229,213
   2,488   Valeant Pharmaceuticals International,
           144A--Private Placement (Convertible into
           78,704 common shares) (b).................... 4.000    11/15/13         2,357,380
                                                                             ---------------
                                                                                  89,692,843
                                                                             ---------------
           RETAIL  0.3%
  27,390   Penny (JC) Co., Inc. (Convertible into
           961,052 common shares)....................... 5.000    10/15/08        36,771,075
                                                                             ---------------

           TELECOMMUNICATIONS  0.5%
  57,236   Nortel Networks Corp. (Convertible into
           5,723,600 common shares) (Canada)............ 4.250    09/01/08        55,089,650
                                                                             ---------------

TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  6.3%.............................       665,676,110
                                                                             ---------------

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           GOVERNMENT OBLIGATIONS  11.2%
$  9,505   United Mexican States (Mexico)............... 8.375%   01/14/11   $    10,764,413
   3,155   United Mexican States (Mexico)............... 8.000    09/24/22         3,284,355
   5,050   United Mexican States (Mexico)............... 8.300    08/15/31         5,302,500
  28,000   United States Treasury Bonds................. 9.375    02/15/06        31,060,316
  28,000   United States Treasury Bonds................. 9.000    11/15/18        39,090,632
  23,665   United States Treasury Bonds................. 8.750    08/15/20        32,786,201
  47,000   United States Treasury Bonds................. 8.125    08/15/21        62,207,085
  20,000   United States Treasury Bonds................. 7.625    02/15/25        25,671,100
  10,000   United States Treasury Bonds................. 5.500    08/15/28        10,133,990
  30,500   United States Treasury Bonds................. 6.125    08/15/29        33,559,546
  15,000   United States Treasury Bonds................. 6.250    05/15/30        16,799,415
  70,000   United States Treasury Bonds (STRIPS)........ 0.000    08/15/25        21,356,720
  27,500   United States Treasury Notes................. 5.750    11/15/05        28,762,222
 311,500   United States Treasury Notes................. 1.875    01/31/06       308,628,593
  65,000   United States Treasury Notes................. 3.500    11/15/06        65,860,795
  30,000   United States Treasury Notes................. 6.625    05/15/07        32,858,220
  19,000   United States Treasury Notes................. 6.125    08/15/07        20,618,724
 113,000   United States Treasury Notes................. 4.750    11/15/08       118,049,744
  55,000   United States Treasury Notes................. 6.500    02/15/10        61,991,050
  37,340   United States Treasury Notes................. 5.750    08/15/10        40,723,975
 193,800   United States Treasury Notes................. 3.875    02/15/13       185,329,002
  79,460   United States Treasury Notes (STRIPS)........ 0.000    05/15/25        24,486,394
                                                                             ---------------

TOTAL GOVERNMENT OBLIGATIONS  ............................................     1,179,324,992
                                                                             ---------------
           COLLATERALIZED MORTGAGE OBLIGATIONS  0.1%
   6,892   World Financial Properties, 144A--Private
           Placement (b)................................ 6.910    09/01/13         7,496,970
   3,272   World Financial Properties, 144A--Private
           Placement (b)................................ 6.950    09/01/13         3,566,498
                                                                             ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  ...............................        11,063,468
                                                                             ---------------
           ASSET BACKED SECURITIES  0.9%
   1,461   America West Airlines, Inc. ................. 7.100    04/02/21         1,541,653
  12,500   BMW Vehicle Owner Trust...................... 2.670    03/25/08        12,413,960
   8,600   Chase Manhattan Auto Owner Trust............. 2.830    09/15/10         8,396,458
   6,500   CIT Equipment................................ 3.500    09/20/08         6,509,360
   3,423   Continental Airlines, Inc. .................. 6.545    02/02/19         3,205,337
     954   Continental Airlines, Inc. .................. 6.648    09/15/07           890,956
   1,820   Continental Airlines, Inc. .................. 6.900    01/02/18         1,711,351
   9,500   Daimler Chrysler Auto Trust.................. 2.860    03/09/09         9,371,182
   8,800   Harley Davidson Motorcycle Trust............. 3.560    02/15/12         8,799,560
   9,500   Honda Auto Receivables Owner Trust........... 3.060    10/21/09         9,351,200
  13,500   MBNA Credit Card Master Note Trust........... 2.700    04/16/07        13,214,505
   2,315   Southwest Airlines Co. ...................... 5.496    11/01/06         2,400,718

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           ASSET BACKED SECURITIES (CONTINUED)
$  9,900   TXU Electric Delivery Transition Bond Company
           LLC.......................................... 4.810%   11/15/12   $     9,904,247
   9,500   World Omni Auto Receivables Trust............ 3.290    11/12/08         9,488,600
                                                                             ---------------
TOTAL ASSET BACKED SECURITIES  0.9%.......................................        97,199,087
                                                                             ---------------

TOTAL LONG-TERM INVESTMENTS  94.0%
  (Cost $8,790,498,074)...................................................     9,886,024,203
                                                                             ---------------

SHORT-TERM INVESTMENTS  5.9%
REPURCHASE AGREEMENT  3.0%
  UBS Securities ($314,418,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.25%, dated
  06/30/04, to be sold on 07/01/04 at $314,428,917).......................       314,418,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  2.9%
  Federal Home Loan Bank ($300,000,000 par, yielding 1.25%, 07/01/04
  maturity)...............................................................       300,000,000
  United States Treasury Bills ($4,700,000 par, yielding 1.284%, 09/23/04
  maturity) (c)...........................................................         4,685,952
                                                                             ---------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS..................................       304,685,952
                                                                             ---------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $619,106,269).....................................................       619,103,952
                                                                             ---------------

TOTAL INVESTMENTS  99.9%
  (Cost $9,409,604,344)...................................................    10,505,128,155
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%...............................         6,666,466
                                                                             ---------------

NET ASSETS  100.0%........................................................   $10,511,794,621
                                                                             ===============

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

STRIPS--Separate Trading of Registered Interest and Principal of Securities

TIDES--Term Income Deferrable Equity Securities

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $9,409,604,344).....................  $10,505,128,155
Cash........................................................          525,889
Receivables:
  Investments Sold..........................................       53,104,161
  Fund Shares Sold..........................................       49,833,062
  Interest..................................................       29,247,463
  Dividends.................................................       10,299,543
Other.......................................................          557,944
                                                              ---------------
    Total Assets............................................   10,648,696,217
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      109,580,053
  Fund Shares Repurchased...................................       12,153,528
  Distributor and Affiliates................................        8,210,710
  Investment Advisory Fee...................................        2,985,644
  Variation Margin on Futures...............................        2,150,844
Accrued Expenses............................................        1,481,784
Trustees' Deferred Compensation and Retirement Plans........          339,033
                                                              ---------------
    Total Liabilities.......................................      136,901,596
                                                              ---------------
NET ASSETS..................................................  $10,511,794,621
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 9,498,112,742
Net Unrealized Appreciation.................................    1,091,735,598
Accumulated Undistributed Net Investment Income.............      (20,903,378)
Accumulated Net Realized Loss...............................      (57,150,341)
                                                              ---------------
NET ASSETS..................................................  $10,511,794,621
                                                              ===============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $6,331,549,419 and 788,137,232 shares of
    beneficial interest issued and outstanding).............  $          8.03
    Maximum sales charge (5.75%* of offering price).........              .49
                                                              ---------------
    Maximum offering price to public........................  $          8.52
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,832,426,746 and 357,634,491 shares of
    beneficial interest issued and outstanding).............  $          7.92
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,317,685,008 and 165,759,488 shares of
    beneficial interest issued and outstanding).............  $          7.95
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $30,133,448 and 3,738,363 shares of
    beneficial interest issued and outstanding).............  $          8.06
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $2,037,796)...............................................  $   80,356,301
Interest....................................................      53,108,233
                                                              --------------
    Total Income............................................     133,464,534
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and R of $7,167,222, $13,646,464, $6,005,269 and
  $66,647, respectively)....................................      26,885,602
Investment Advisory Fee.....................................      17,197,166
Shareholder Services........................................       6,636,938
Custody.....................................................         366,429
Legal.......................................................         156,760
Trustees' Fees and Related Expenses.........................          65,378
Other.......................................................       1,453,952
                                                              --------------
    Total Expenses..........................................      52,762,225
    Less Credits Earned on Cash Balances....................          65,027
                                                              --------------
    Net Expenses............................................      52,697,198
                                                              --------------
NET INVESTMENT INCOME.......................................  $   80,767,336
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  197,979,029
  Futures...................................................       4,542,077
                                                              --------------
Net Realized Gain...........................................     202,521,106
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,135,827,466
                                                              --------------
  End of the Period:
    Investments.............................................   1,095,523,811
    Futures.................................................      (3,788,213)
                                                              --------------
                                                               1,091,735,598
                                                              --------------
Net Unrealized Depreciation During the Period...............     (44,091,868)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $  158,429,238
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  239,196,574
                                                              ==============

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2004      DECEMBER 31, 2003
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................  $    80,767,336      $   123,425,387
Net Realized Gain.....................................      202,521,106          138,906,540
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      (44,091,868)       1,140,411,880
                                                        ---------------      ---------------
Change in Net Assets from Operations..................      239,196,574        1,402,743,807
                                                        ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares......................................      (62,540,603)         (92,433,729)
  Class B Shares......................................      (19,042,905)         (36,235,895)
  Class C Shares......................................       (8,532,612)         (12,935,187)
  Class R Shares......................................         (269,154)            (112,502)
                                                        ---------------      ---------------
Total Distributions...................................      (90,385,274)        (141,717,313)
                                                        ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      148,811,300        1,261,026,494
                                                        ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................    2,071,057,879        3,490,678,474
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       81,881,450          127,124,019
Cost of Shares Repurchased............................     (697,354,745)      (1,102,310,199)
                                                        ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....    1,455,584,584        2,515,492,294
                                                        ---------------      ---------------
TOTAL INCREASE IN NET ASSETS..........................    1,604,395,884        3,776,518,788
NET ASSETS:
Beginning of the Period...............................    8,907,398,737        5,130,879,949
                                                        ---------------      ---------------
End of the Period (Including accumulated undistributed
  net investment income of ($20,903,378) and
  ($11,285,440), respectively)........................  $10,511,794,621      $ 8,907,398,737
                                                        ===============      ===============

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31,
CLASS A SHARES                      JUNE 30,    ----------------------------------------------------
                                      2004        2003       2002     2001 (b)     2000       1999
                                   -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $   7.90    $   6.62   $   7.46   $   8.07   $   7.65   $   7.82
                                    --------    --------   --------   --------   --------   --------
  Net Investment Income...........       .07         .15        .16        .20        .20        .18
  Net Realized and Unrealized
    Gain/Loss.....................       .14        1.30       (.76)      (.40)      1.28        .57
                                    --------    --------   --------   --------   --------   --------
Total from Investment
  Operations......................       .21        1.45       (.60)      (.20)      1.48        .75
                                    --------    --------   --------   --------   --------   --------
Less:
  Distributions from Net
    Investment Income.............       .08         .17        .17        .20        .20        .18
  Distributions from Net Realized
    Gain..........................       -0-         -0-        .07        .21        .86        .74
                                    --------    --------   --------   --------   --------   --------
Total Distributions...............       .08         .17        .24        .41       1.06        .92
                                    --------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $   8.03    $   7.90   $   6.62   $   7.46   $   8.07   $   7.65
                                    ========    ========   ========   ========   ========   ========

Total Return (a)..................     2.72%*     22.16%     -8.32%     -2.23%     20.19%      9.95%
Net Assets at End of the Period
  (In millions)...................  $6,331.5    $5,198.4   $2,851.6   $2,268.0   $1,628.7   $1,068.5
Ratio of Expenses to Average Net
  Assets..........................      .78%        .83%       .82%       .82%       .82%       .82%
Ratio of Net Investment Income to
  Average Net Assets..............     1.97%       2.18%      2.34%      2.60%      2.62%      2.43%
Portfolio Turnover................       25%*        49%        53%        92%        85%        81%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 2.68% to 2.60%. Per shares, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31,
CLASS B SHARES                      JUNE 30,    ----------------------------------------------------
                                      2004        2003       2002     2001 (b)     2000       1999
                                   -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $   7.79    $   6.53   $   7.36   $   7.97   $   7.58   $   7.77
                                    --------    --------   --------   --------   --------   --------
  Net Investment Income...........       .04         .10        .11        .14        .14        .13
  Net Realized and Unrealized
    Gain/Loss.....................       .14        1.28       (.76)      (.40)      1.25        .56
                                    --------    --------   --------   --------   --------   --------
Total from Investment
  Operations......................       .18        1.38       (.65)      (.26)      1.39        .69
                                    --------    --------   --------   --------   --------   --------
Less:
  Distributions from Net
    Investment Income.............       .05         .12        .11        .14        .14        .13
  Distributions from Net Realized
    Gain..........................       -0-         -0-        .07        .21        .86        .75
                                    --------    --------   --------   --------   --------   --------
Total Distributions...............       .05         .12        .18        .35       1.00        .88
                                    --------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $   7.92    $   7.79   $   6.53   $   7.36   $   7.97   $   7.58
                                    ========    ========   ========   ========   ========   ========

Total Return (a)..................     2.37%*     21.31%     -9.02%     -3.02%     18.95%      9.19%
Net Assets at End of the Period
  (In millions)...................  $2,832.4    $2,622.0   $1,749.6   $1,697.7   $1,352.8   $1,148.9
Ratio of Expenses to Average Net
  Assets..........................     1.53%       1.59%      1.57%      1.58%      1.59%      1.58%
Ratio of Net Investment Income to
  Average Net Assets..............     1.21%       1.43%      1.57%      1.84%      1.85%      1.67%
Portfolio Turnover................       25%*        49%        53%        92%        85%        81%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.92% to 1.84%. Per shares, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX MONTHS
                                        ENDED                   YEAR ENDED DECEMBER 31,
CLASS C SHARES                         JUNE 30,    -------------------------------------------------
                                         2004        2003         2002    2001 (b)    2000     1999
                                      --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $   7.82    $   6.55      $ 7.39    $ 7.99    $ 7.58   $ 7.77
                                       --------    --------      ------    ------    ------   ------
  Net Investment Income..............       .04         .10         .11       .14       .15      .13
  Net Realized and Unrealized
    Gain/Loss........................       .14        1.29        (.77)     (.39)     1.26      .55
                                       --------    --------      ------    ------    ------   ------
Total from Investment Operations.....       .18        1.39        (.66)     (.25)     1.41      .68
                                       --------    --------      ------    ------    ------   ------
Less:
  Distributions from Net Investment
    Income...........................       .05         .12         .11       .14       .14      .13
  Distributions from Net Realized
    Gain.............................       -0-         -0-         .07       .21       .86      .74
                                       --------    --------      ------    ------    ------   ------
Total Distributions..................       .05         .12         .18       .35      1.00      .87
                                       --------    --------      ------    ------    ------   ------
NET ASSET VALUE, END OF THE PERIOD...  $   7.95    $   7.82      $ 6.55    $ 7.39    $ 7.99   $ 7.58
                                       ========    ========      ======    ======    ======   ======

Total Return (a).....................     2.36%*     21.40%(c)   -9.12%    -2.88%    19.22%    9.19%
Net Assets at End of the Period (In
  millions)..........................  $1,317.7    $1,071.9      $529.5    $365.6    $209.8   $120.2
Ratio of Expenses to Average Net
  Assets.............................     1.53%       1.59%       1.58%     1.58%     1.58%    1.58%
Ratio of Net Investment Income to
  Average Net Assets.................     1.22%       1.44%(c)    1.60%     1.84%     1.86%    1.67%
Portfolio Turnover...................       25%*        49%         53%       92%       85%      81%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.91% to 1.84%. Per shares, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .02%.

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                SIX MONTHS        YEAR         OCTOBER 1, 2002
                                                  ENDED          ENDED          (COMMENCEMENT
CLASS R SHARES                                   JUNE 30,     DECEMBER 31,    OF OPERATIONS) TO
                                                   2004           2003        DECEMBER 31, 2002
                                                -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......   $7.93          $ 6.63             $6.43
                                                  -----          ------             -----
  Net Investment Income........................     .06             .15               .02
  Net Realized and Unrealized Gain.............     .14            1.30               .22
                                                  -----          ------             -----
Total from Investment Operations...............     .20            1.45               .24
Less Distributions from Net Investment
  Income.......................................     .07             .15               .04
                                                  -----          ------             -----
NET ASSET VALUE, END OF THE PERIOD.............   $8.06          $ 7.93             $6.63
                                                  =====          ======             =====

Total Return (a)...............................   2.58%*         22.15%             3.69%*
Net Assets at End of the Period (In
  millions)....................................   $30.1          $ 15.2             $  .1
Ratio of Expenses to Average Net Assets........   1.03%           1.12%             1.19%
Ratio of Net Investment Income to Average Net
  Assets.......................................   1.72%           1.88%             1.67%
Portfolio Turnover.............................     25%*            49%               53%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             29

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Equity and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek the highest possible income consistent with safety of principal. The Fund invests primarily in income-producing equity instruments and other debt securities issued by a wide group of companies in many different industries. The Fund commenced investment operations on August 3, 1960. The distribution of the Fund's Class B, Class C and Class R Shares commenced on May 1, 1992, July 6, 1993 and October 1, 2002, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $241,800,355 which will expire on December 31, 2010.

    At June 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $9,457,465,721
                                                              ==============
Gross tax unrealized appreciation...........................  $1,151,448,236
Gross tax unrealized depreciation...........................    (103,785,802)
                                                              --------------
Net tax unrealized appreciation on investments..............  $1,047,662,434
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distribution paid from:
  Ordinary Income...........................................  $141,717,313
  Long-term capital gain....................................           -0-
                                                              ------------
                                                              $141,717,313
                                                              ============

    As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $21,813,077

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2004, the Fund's custody fee was reduced by $65,027 as a result of credits earned on cash balances.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the six months ended June 30, 2004, the Fund recognized expenses of approximately $156,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $171,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $5,863,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $219,079 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $78,375.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2004, capital aggregated $5,754,801,787, $2,498,872,948,
$1,215,791,383 and $28,646,624 for Classes A, B, C, and R, respectively. For the six months ended June 30, 2004, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A..................................................  174,166,263    $1,395,309,077
  Class B..................................................   43,927,654       346,718,565
  Class C..................................................   38,765,312       307,288,251
  Class R..................................................    2,717,546        21,741,986
                                                             -----------    --------------
Total Sales................................................  259,576,775    $2,071,057,879
                                                             ===========    ==============
Dividend Reinvestment:
  Class A..................................................    7,205,197    $   57,556,231
  Class B..................................................    2,205,101        17,374,400
  Class C..................................................      853,198         6,747,278
  Class R..................................................       25,384           203,541
                                                             -----------    --------------
Total Dividend Reinvestment................................   10,288,880    $   81,881,450
                                                             ===========    ==============
Repurchases:
  Class A..................................................  (50,897,176)   $ (407,355,950)
  Class B..................................................  (24,928,614)     (196,429,349)
  Class C..................................................  (10,892,636)      (86,185,924)
  Class R..................................................     (917,687)       (7,383,522)
                                                             -----------    --------------
Total Repurchases..........................................  (87,636,113)   $ (697,354,745)
                                                             ===========    ==============

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    At December 31, 2003, capital aggregated $4,709,292,429, $2,331,209,332,
$987,941,778 and $14,084,619 for Classes A, B, C, and R, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   309,693,912    $ 2,203,298,771
  Class B.................................................   110,895,021        770,020,194
  Class C.................................................    70,679,783        500,016,378
  Class R.................................................     2,343,769         17,343,131
                                                            ------------    ---------------
Total Sales...............................................   493,612,485    $ 3,490,678,474
                                                            ============    ===============
Dividend Reinvestment:
  Class A.................................................    11,649,738    $    83,992,947
  Class B.................................................     4,649,290         32,960,067
  Class C.................................................     1,408,306         10,067,099
  Class R.................................................        13,871            103,906
                                                            ------------    ---------------
Total Dividend Reinvestment...............................    17,721,205    $   127,124,019
                                                            ============    ===============
Repurchases:
  Class A.................................................   (94,477,257)   $  (665,922,263)
  Class B.................................................   (46,955,763)      (322,493,507)
  Class C.................................................   (15,842,890)      (110,415,622)
  Class R.................................................      (462,040)        (3,478,807)
                                                            ------------    ---------------
Total Repurchases.........................................  (157,737,950)   $(1,102,310,199)
                                                            ============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2004 and the year ended December 31, 2003, 2,658,230 and 2,866,415 Class B Shares automatically converted to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2004 and the year ended December 31, 2003, 98,098 and 35,073 Class C Shares automatically convert to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $4,499,400 and CDSC on redeemed shares of approximately $2,365,500. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $3,749,312,660 and $2,289,292,512, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures contracts on stock indices and U.S. Treasuries. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2004, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2003............................    2,712
Futures Opened..............................................    8,212
Futures Closed..............................................   (7,162)
                                                               ------
Outstanding at June 30, 2004................................    3,762
                                                               ======

    The futures contracts outstanding at June 30, 2004, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Bond--September 2004 (Current Notional Value
  of $106,375 per contract).................................       20       $    31,195
SHORT CONTRACTS:
10-Year U.S. Treasury Note--September 2004 (Current Notional
  Value of $109,328 per contract)...........................   (1,365)       (1,935,978)
5-Year U.S. Treasury Note--September 2004 (Current Notional
  Value of $108,688 per contract)...........................   (2,377)       (1,883,430)
                                                               ------       -----------
                                                               (3,722)      $(3,788,213)
                                                               ======       ===========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, 1.00% each of Class B and Class C average daily net assets, and up to ..50% of Class R average daily net assets are accrued daily. The annual fees for Class A and Class R Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $41,754,900 and $2,347,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    Included in the fees for the six months ended June 30, 2004 are payments retained by Van Kampen of approximately $13,715,400 and payments made to Morgan Stanley of approximately $780,700.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EQUITY AND INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 38

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                           Van Kampen Funds Inc.
                                           1 Parkview Plaza, P.O. Box 5555
                                           Oakbrook Terrace, IL 60181-5555
                                           www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                           Copyright (C)2004 Van Kampen Funds
                                           Inc. All rights reserved.
                                           Member NASD/SIPC. 25, 125, 225, 525
                                           EQI SAR 8/04 RN04-01488P-Y06/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity and Income Fund

By:   /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

By:  /s/ James M. Dykas
Name: James M. Dykas
Title: Principal Financial Officer
Date: August 19, 2004